BUSINESS COMBINATIONS (Tables)	9 Months Ended
Sep. 30, 2020
Summary of Net Assets Acquired from Acquisition

The following table summarizes the net assets acquired from the acquisitions in 2020 (amounts in millions):

	Flagler	Liftech	Peak	Hilo	Martin	Total
Cash	$0.4	$—	$3.0	$2.1	$—	$5.5
Accounts receivable	15.1	4.4	4.6	5.5	1.0	30.6
Inventory	37.5	9.6	0.4	4.7	13.2	65.4
Prepaid and other assets	0.5	1.0	0.2	0.2	—	1.9
Property, plant, and equipment	50.7	5.9	0.2	9.2	0.1	66.1
Intangible assets	14.0	0.7	4.6	3.1	—	22.4
Goodwill	6.0	2.0	1.9	2.1	2.2	14.2

Total Assets	$124.2	$23.6	$14.9	$26.9	$16.5	$206.1

Floor plan payable	(29.0)	(3.5)	—	(4.4)	—	(36.9)
Accounts payable	(14.0)	(1.6)	(1.5)	(2.8)	(0.2)	(20.1)
Accrued expenses	(4.1)	—	(0.1)	(0.3)	(0.1)	(4.6)
Other current liabilities	—	(0.1)	(3.9)	(0.4)	—	(4.4)
Other liabilities	(1.3)	—	—	—	—	(1.3)

Total Liabilities	$(48.4)	$(5.2)	$(5.5)	$(7.9)	$(0.3)	$(67.3)

Net Assets Acquired	$75.8	$18.4	$9.4	$19.0	$16.2	$138.8

Assets acquired net of cash	$75.4	$18.4	$6.4	$16.9	$16.2	$133.3

Peak Logix LLC
Summary of Purchase Price Allocation

The following table summarizes the components of the purchase price at June 12, 2020:

Cash consideration paid*	$5.7
Promissory Note	1.0
Present value of non-contingent earn-out liability	1.7
Earn-out liability	1.0

Total purchase price	$9.4

Hilo Equipment & Services
Summary of Purchase Price Allocation	The following table summarizes the component of the purchase price at July 1, 2020:

Cash consideration paid*	$18.2
Earn-out liability	0.8

Total purchase price	$19.0

Northland Industrial Truck Co., Inc
Summary of Net Assets Acquired from Acquisition

The following table summarizes the net assets acquired from the acquisition in 2019 (amounts in millions):

NITCO
Accounts receivable	$13.9
Other current & non-current assets	0.5
Inventory	35.7
Guaranteed purchase obligation asset	9.7
Property, plant, and equipment	18.8
Identifiable intangible assets	3.3
Goodwill	1.0

Total Assets	$82.9

Accounts payable	(5.2)
Guaranteed purchase obligation liability	(9.7)
Capital lease obligations	(1.3)
Other liabilities	(1.1)

Total Liabilities	$(17.3)

Net Assets Acquired	$65.6

Summary of Pro Forma Information

The Company, for this presentation, prorated NITCO pro forma financial information presented in our Registration Statement on Form S-1, filed with the SEC on March 25, 2020.

	9 Months ended September 30, 2019				3 Months ended September 30, 2019
	1/1-9/30	1/1-4/30	1/1-9/30		6/30-9/30	6/30-9/30
	The Company	NITCO	Flagler	Total	The Company	Flagler	Total
Total revenues	$388.0	$45.2	$139.8	$573.0	$149.8	$48.4	$198.2
Net (loss) income	$(29.6)	$1.0	$0.8	$(27.8)	$(27.4)	$2.2	$(25.2)

FlaglerCE Holdings LLC
Summary of Pro Forma Information

	9 Months ended September 30, 2020
	1/1-9/30	1/1-2/14
	The Company	Flagler	Total
Total revenues	$593.2	$25.8	$619.0
Net loss	$(20.8)	$(0.1)	$(20.9)